Exempt Party-In-Interest Transactions (Details) - EBP 041 - Vulcan Materials Company Stock Fund - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	350,000	404,000
Cost basis	$ 69,654,000	$ 77,794,000
Dividend income	$ 747,000